EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share [abstract]
Net income	$ 1,892	$ 1,256	$ 4,373	$ 2,037
Net income attributable to non-controlling interests	(675)	(445)	(1,554)	(752)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 1,217	$ 811	$ 2,819	$ 1,285
Weighted average shares outstanding - Basic (in shares)	1,666	1,716	1,671	1,721
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.73	$ 0.47	$ 1.69	$ 0.75
Diluted earnings per share [abstract]
Net income	$ 1,892	$ 1,256	$ 4,373	$ 2,037
Net income attributable to non-controlling interests	(675)	(445)	(1,554)	(752)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 1,217	$ 811	$ 2,819	$ 1,285
Weighted average shares outstanding - Diluted (in shares)	1,666	1,716	1,671	1,721
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.73	$ 0.47	$ 1.69	$ 0.75